UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

         /s/ Michael E. Leonetti            Buffalo Grove, IL       07/05/01
         -----------------------            -----------------       --------
         [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                          0
                                                --------------------------------

Form 13F Information Table Entry Total:                                    32
                                                --------------------------------

Form 13F Information Table Value Total:           $                   304,402
                                                --------------------------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        31-DEC-99

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
ALCOA Inc                    COM           013817101       5,495    66,200  SH           Sole               10,000           56,200
AOL Time Warner              COM           00184A105      21,245   280,000  SH           Sole               25,000          255,000
AT&T-Liberty Media Grp A     COM           001957208       3,244    57,100  SH           Sole                                57,100
Adaptec Inc                  COM           00651F108       2,708    54,300  SH           Sole                5,000           49,300
Amgen Inc.                   COM           031162100       6,943   115,600  SH           Sole                1,400          114,200
CBS Corp                     COM           12490K107       5,422    84,800  SH           Sole                                84,800
Cisco Systems Inc            COM           17275R102      35,811   334,295  SH           Sole               23,200          311,095
Citigroup Inc                COM           172967101      11,998   215,455  SH           Sole               16,400          199,055
Columbia/HCA Hlthcare        COM           197677107       2,465    84,100  SH           Sole                1,400           82,700
Comcast Corp                 COM           200300200       4,015    79,400  SH           Sole               11,400           68,000
Computer Assoc Intl          COM           204912109       5,133    73,400  SH           Sole                6,000           67,400
E M C Corp                   COM           268648102      24,946   228,340  SH           Sole               16,500          211,840
General Electric Co          COM           369604103      23,531   152,057  SH           Sole               10,700          141,357
Harley Davidson Inc          COM           412822108       4,606    71,900  SH           Sole               11,400           60,500
Home Depot Inc               COM           437076102       9,677   140,754  SH           Sole               12,000          128,754
IBM Corp                     COM           459200101      16,332   151,400  SH           Sole               12,000          139,400
Intel Corp                   COM           458140100      13,183   160,160  SH           Sole                2,800          157,360
International Paper Co       COM           460146103       6,598   116,900  SH           Sole               11,400          105,500
Lucent Technologies          COM           549463107      27,583   367,778  SH           Sole               25,612          342,166
MGM Grand Inc                COM           552953101         473     9,400  SH           Sole                9,400
McDonalds Corp               COM           580135101       9,430   233,920  SH           Sole               19,600          214,320
Merrill Lynch & Co Inc       COM           590188108         542     6,500  SH           Sole                6,500
Nokia Corp                   COM           654902204      15,533    81,300  SH           Sole                  500           80,800
Oracle Corp                  COM           68389X105       1,199    10,700  SH           Sole               10,700
Pacific Sunwear              COM           694873100       1,320    41,400  SH           Sole                                41,400
Qwest Communications         COM           749121109       6,996   162,700  SH           Sole               11,400          151,300
Sun Microsystems             COM           866810104      11,616   150,000  SH           Sole               17,000          133,000
Tellabs                      COM           879664100         706    11,000  SH           Sole               11,000
Tribune Co                   COM           896047107      12,136   220,400  SH           Sole               22,000          198,400
USWeb Corp                   COM           917327108       2,155    48,500  SH           Sole                  700           47,800
Wal-Mart                     COM           931142103       7,714   111,600  SH           Sole               11,400          100,200
Wells Fargo & Co             COM           949746101       3,647    90,200  SH           Sole                                90,200
REPORT SUMMARY                32          DATA RECORDS   304,402
